Schedule of Derivate Assets (Details) - Fair Value, Inputs, Level 3 [Member] - Cp Bf Convertible Notes [Member] - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value, Beginning balance	$ 20,000	$ 63,000	$ 63,000
Change in fair value	(19,000)	(43,000)		$ (51,000)
Balance	1,000	20,000	$ 1,000	63,000
Issuance of convertible notes with bifurcated embedded derivative asset				12,000
Change in fair value	$ 19,000	$ 43,000		$ 51,000